Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
21.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)
Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2025	2024

Basic weighted average number of shares outstanding	453,893	453,460

Effect of dilutive securities

Share purchase options	520	327

Restricted share units	272	332

Diluted weighted average number of shares outstanding	454,685	454,119
There were no share purchase options excluded from the computation of diluted earnings per share.